Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 5,534,591		R$ 8,005,860		R$ 7,572,762
Property, plant, and equipment, additions		961,965		1,257,120		980,511
Property, plant, and equipment, depreciation		(580,835)		(829,804)		(777,403)
Property, plant, and equipment, transfer		6,381	[1]	11,766	[2],[3]	(1,156)	[4]
Property, plant, and equipment, write-offs and disposals		(60,202)		(67,833)		(82,920)
Property, plant, and equipment, exchange rate variation				99,386		314,066
Property, plant, and equipment, reclassified to assets held for sale	[5]			(2,941,904)
Property, plant, and equipment, Business acquisition		513
Property, plant, and equipment, ending		5,862,413		5,534,591		8,005,860
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		5,311		11,935
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		1,070		169
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		11,517,704		16,197,396		15,038,446
Property, plant, and equipment, additions		962,004		1,318,332		979,601
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		6,381	[1]	11,554	[2],[3]	(3,781)	[4]
Property, plant, and equipment, write-offs and disposals		(301,944)		(225,285)		(203,300)
Property, plant, and equipment, exchange rate variation				129,266		386,430
Property, plant, and equipment, reclassified to assets held for sale	[5]			(5,913,559)
Property, plant, and equipment, Business acquisition		564
Property, plant, and equipment, ending		12,184,709		11,517,704		16,197,396
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(5,981,614)		(8,188,289)		(7,460,856)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(580,835)		(829,804)		(777,403)
Property, plant, and equipment, transfer		0	[1]	212	[2],[3]	2,625	[4]
Property, plant, and equipment, write-offs and disposals		241,968		157,419		119,560
Property, plant, and equipment, exchange rate variation				(29,832)		(72,215)
Property, plant, and equipment, reclassified to assets held for sale	[5]			2,908,680
Property, plant, and equipment, Business acquisition		(51)
Property, plant, and equipment, ending		(6,320,532)		(5,981,614)		(8,188,289)
Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,499)		(3,247)		(4,828)
Property, plant, and equipment, additions		(39)		(61,212)		910
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals		226		33		820
Property, plant, and equipment, exchange rate variation				(48)		(149)
Property, plant, and equipment, reclassified to assets held for sale	[5]			62,975
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		(1,764)		(1,499)		(3,247)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		610,294		687,108		667,865
Property, plant, and equipment, additions		0		2,424		21,300
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		23,539	[1]	0	[2],[3]	2,113	[4]
Property, plant, and equipment, write-offs and disposals		(14,717)		(17,503)		(14,427)
Property, plant, and equipment, exchange rate variation				3,416		10,257
Property, plant, and equipment, reclassified to assets held for sale	[5]			(65,151)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		619,116		610,294		687,108
Land [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(146)		(146)		(146)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (146)		R$ (146)		R$ (146)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		32 years		33 years		32 years
Property, plant, and equipment, beginning		R$ 1,486,721		R$ 2,154,710		R$ 1,925,946
Property, plant, and equipment, additions		20,020		47,920		25,572
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		73,744	[1]	119,748	[2],[3]	148,527	[4]
Property, plant, and equipment, write-offs and disposals		(47,979)		(34,925)		(27,210)
Property, plant, and equipment, exchange rate variation				26,997		81,875
Property, plant, and equipment, reclassified to assets held for sale	[5]			(827,729)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		1,532,506		1,486,721		2,154,710
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(585,846)		(851,397)		(793,835)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(42,195)		(68,388)		(65,318)
Property, plant, and equipment, transfer		0	[1]	(94)	[2],[3]	2,376	[4]
Property, plant, and equipment, write-offs and disposals		36,229		23,031		20,021
Property, plant, and equipment, exchange rate variation				(6,872)		(14,641)
Property, plant, and equipment, reclassified to assets held for sale	[5]			317,874
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (591,812)		R$ (585,846)		R$ (851,397)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		10 years		9 years
Property, plant, and equipment, beginning		R$ 1,056,179		R$ 1,222,822		R$ 1,121,528
Property, plant, and equipment, additions		40,685		21,944		28,374
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		82,317	[1]	136,206	[2],[3]	89,559	[4]
Property, plant, and equipment, write-offs and disposals		(9,855)		(31,587)		(16,954)
Property, plant, and equipment, exchange rate variation				30		315
Property, plant, and equipment, reclassified to assets held for sale	[5]			(293,236)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		1,169,326		1,056,179		1,222,822
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(573,553)		(689,161)		(614,379)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(58,172)		(81,976)		(80,995)
Property, plant, and equipment, transfer		606	[1]	81	[2],[3]	49	[4]
Property, plant, and equipment, write-offs and disposals		12,863		27,519		6,252
Property, plant, and equipment, exchange rate variation				(37)		(88)
Property, plant, and equipment, reclassified to assets held for sale	[5]			170,021
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		(618,256)		(573,553)		(689,161)
Leasehold improvements [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(18)		(61)		(1,599)
Property, plant, and equipment, additions		(12)		(43,666)		910
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals		0		0		639
Property, plant, and equipment, exchange rate variation				(3)		(11)
Property, plant, and equipment, reclassified to assets held for sale	[5]			43,712
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (30)		R$ (18)		R$ (61)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		12 years		12 years		13 years
Property, plant, and equipment, beginning		R$ 3,024,577		R$ 6,498,362		R$ 5,707,721
Property, plant, and equipment, additions		99,477		161,071		144,089
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		70,150	[1]	558,197	[2],[3]	378,883	[4]
Property, plant, and equipment, write-offs and disposals		(7,518)		(13,811)		(5,554)
Property, plant, and equipment, exchange rate variation				93,412		273,223
Property, plant, and equipment, reclassified to assets held for sale	[5]			(4,272,654)
Property, plant, and equipment, Business acquisition		73
Property, plant, and equipment, ending		R$ 3,186,759		R$ 3,024,577		R$ 6,498,362
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		6 years		6 years
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (1,758,401)		R$ (3,598,304)		R$ (3,231,627)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(175,567)		(356,637)		(317,694)
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	59	[4]
Property, plant, and equipment, write-offs and disposals		7,024		11,717		4,091
Property, plant, and equipment, exchange rate variation				(21,651)		(53,133)
Property, plant, and equipment, reclassified to assets held for sale	[5]			2,206,474
Property, plant, and equipment, Business acquisition		(10)
Property, plant, and equipment, ending		(1,926,954)		(1,758,401)		(3,598,304)
Machinery [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,289)		(2,857)		(2,875)
Property, plant, and equipment, additions		(27)		(839)		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals		250		6		156
Property, plant, and equipment, exchange rate variation				(45)		(138)
Property, plant, and equipment, reclassified to assets held for sale	[5]			2,446
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (1,566)		R$ (1,289)		R$ (2,857)
Automotive fuel/lubricant distribution equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		13 years		13 years
Property, plant, and equipment, beginning		R$ 3,245,586		R$ 3,169,320		R$ 2,991,472
Property, plant, and equipment, additions		96,208		88,112		90,279
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		12,680	[1]	33,794	[2],[3]	133,963	[4]
Property, plant, and equipment, write-offs and disposals		(141,351)		(45,640)		(46,394)
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale				0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		3,213,123		3,245,586		3,169,320
Automotive fuel/lubricant distribution equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,050,533)		(1,906,953)		(1,766,878)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(175,899)		(178,110)		(176,404)
Property, plant, and equipment, transfer		(3)	[1]	(311)	[2],[3]	(6)	[4]
Property, plant, and equipment, write-offs and disposals		112,778		34,841		36,335
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		(2,113,657)		(2,050,533)		(1,906,953)
Automotive fuel/lubricant distribution equipment and facilities [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(46)		(73)		(98)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals		24		27		25
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (22)		R$ (46)		R$ (73)
LPG tanks and bottles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		9 years		10 years
Property, plant, and equipment, beginning		R$ 840,931		R$ 776,479		R$ 755,460
Property, plant, and equipment, additions		94,356		91,842		65,230
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	1,567	[2],[3]	289	[4]
Property, plant, and equipment, write-offs and disposals		(15,000)		(28,957)		(44,500)
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale				0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		920,287		840,931		776,479
LPG tanks and bottles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(498,310)		(454,651)		(425,554)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(69,860)		(62,558)		(56,267)
Property, plant, and equipment, transfer		0	[1]	0	[2],[3]	(30)	[4]
Property, plant, and equipment, write-offs and disposals		10,910		18,899		27,200
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			0
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ (557,260)		R$ (498,310)		R$ (454,651)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		8 years		8 years
Property, plant, and equipment, beginning		R$ 288,239		R$ 310,836		R$ 320,161
Property, plant, and equipment, additions		33,452		19,054		22,495
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		8,050	[1]	11,634	[2],[3]	8,363	[4]
Property, plant, and equipment, write-offs and disposals		(4,647)		(25,949)		(40,517)
Property, plant, and equipment, exchange rate variation				82		334
Property, plant, and equipment, reclassified to assets held for sale	[5]			(27,418)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		R$ 325,094		R$ 288,239		R$ 310,836
Vehicles [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		4 years		4 years		4 years
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (133,149)		R$ (143,854)		R$ (139,045)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(23,713)		(22,927)		(24,585)
Property, plant, and equipment, transfer		0	[1]	195	[2],[3]	48	[4]
Property, plant, and equipment, write-offs and disposals		2,685		15,480		19,997
Property, plant, and equipment, exchange rate variation				(20)		(269)
Property, plant, and equipment, reclassified to assets held for sale	[5]			17,977
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		(154,177)		(133,149)		(143,854)
Vehicles [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 0		0
Property, plant, and equipment, additions				(160)
Property, plant, and equipment, depreciation				0
Property, plant, and equipment, transfer	[2],[3]			0
Property, plant, and equipment, write-offs and disposals				0
Property, plant, and equipment, exchange rate variation				0
Property, plant, and equipment, reclassified to assets held for sale	[5]			160
Property, plant, and equipment, ending				R$ 0		R$ 0
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		8 years		9 years
Property, plant, and equipment, beginning		R$ 168,092		R$ 316,712		R$ 295,604
Property, plant, and equipment, additions		34,905		33,644		13,985
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		5,140	[1]	2,277	[2],[3]	6,775	[4]
Property, plant, and equipment, write-offs and disposals		(6,531)		(14,614)		(3,694)
Property, plant, and equipment, exchange rate variation				1,296		4,042
Property, plant, and equipment, reclassified to assets held for sale	[5]			(171,223)
Property, plant, and equipment, Business acquisition		102
Property, plant, and equipment, ending		201,708		168,092		316,712
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(112,288)		(191,713)		(171,475)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(11,496)		(23,594)		(21,060)
Property, plant, and equipment, transfer		(603)	[1]	24	[2],[3]	7	[4]
Property, plant, and equipment, write-offs and disposals		5,953		14,443		2,988
Property, plant, and equipment, exchange rate variation				(817)		(2,173)
Property, plant, and equipment, reclassified to assets held for sale	[5]			89,369
Property, plant, and equipment, Business acquisition		(4)
Property, plant, and equipment, ending		(118,438)		(112,288)		(191,713)
Furniture [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 0		0
Property, plant, and equipment, additions				(14,887)
Property, plant, and equipment, depreciation				0
Property, plant, and equipment, transfer	[2],[3]			0
Property, plant, and equipment, write-offs and disposals				0
Property, plant, and equipment, exchange rate variation				0
Property, plant, and equipment, reclassified to assets held for sale	[5]			14,887
Property, plant, and equipment, ending				R$ 0		R$ 0
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 330,375		R$ 444,844		R$ 412,809
Property, plant, and equipment, additions		24,069		28,350		32,134
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		2,053	[1]	901	[2],[3]	539	[4]
Property, plant, and equipment, write-offs and disposals		(53,863)		(11,998)		(2,827)
Property, plant, and equipment, exchange rate variation				705		2,189
Property, plant, and equipment, reclassified to assets held for sale	[5]			(132,427)
Property, plant, and equipment, Business acquisition		389
Property, plant, and equipment, ending		303,023		330,375		444,844
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(269,534)		(352,256)		(318,063)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(23,933)		(35,614)		(35,080)
Property, plant, and equipment, transfer		0	[1]	317	[2],[3]	122	[4]
Property, plant, and equipment, write-offs and disposals		53,526		11,489		2,676
Property, plant, and equipment, exchange rate variation				(435)		(1,911)
Property, plant, and equipment, reclassified to assets held for sale	[5]			106,965
Property, plant, and equipment, Business acquisition		(37)
Property, plant, and equipment, ending		(239,978)		(269,534)		(352,256)
IT equipment [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		0		0
Property, plant, and equipment, additions				(1,660)
Property, plant, and equipment, depreciation				0
Property, plant, and equipment, transfer	[2],[3]			0
Property, plant, and equipment, write-offs and disposals				0
Property, plant, and equipment, exchange rate variation				0
Property, plant, and equipment, reclassified to assets held for sale	[5]			1,660
Property, plant, and equipment, ending				0		0
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		452,248		580,695		827,086
Property, plant, and equipment, additions		482,043		797,674		506,367
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(239,082)	[1]	(829,245)	[2],[3]	(765,785)	[4]
Property, plant, and equipment, write-offs and disposals		(483)		(301)		(1,167)
Property, plant, and equipment, exchange rate variation				3,290		14,194
Property, plant, and equipment, reclassified to assets held for sale	[5]			(99,865)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		694,726		452,248		580,695
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		14,281		34,642		12,544
Property, plant, and equipment, additions		35,887		21,985		28,339
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(32,029)	[1]	(18,894)	[2],[3]	(6,185)	[4]
Property, plant, and equipment, write-offs and disposals		0		0		(56)
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			(23,452)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		18,139		14,281		34,642
Advances to suppliers [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		0		(110)		(110)
Property, plant, and equipment, additions				0		0
Property, plant, and equipment, depreciation				0		0
Property, plant, and equipment, transfer				0	[2],[3]	0	[4]
Property, plant, and equipment, write-offs and disposals				0		0
Property, plant, and equipment, exchange rate variation				0		0
Property, plant, and equipment, reclassified to assets held for sale	[5]			110
Property, plant, and equipment, ending				0		(110)
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		181		866		250
Property, plant, and equipment, additions		902		4,312		1,437
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(181)	[1]	(4,631)	[2],[3]	(822)	[4]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, exchange rate variation				38		1
Property, plant, and equipment, reclassified to assets held for sale	[5]			(404)
Property, plant, and equipment, Business acquisition		0
Property, plant, and equipment, ending		902		R$ 181		R$ 866
Works in progress, Advances to Suppliers and Imports in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		R$ 271,292

[1]	Refers to R$ 271,292 transferred from Works in progress, Advances to Suppliers and Imports in progress to the other classes of property, plant and equipment, R$ 5,311 transferred from right-of-use assets and R$ 1,070 transferred from intangible assets.
[2]	Includes R$ 11,935 transferred from right-of-use assets.
[3]	Refers to R$ 169 transferred to intangible assets.
[4]	Refers to amounts transferred between items and to intangible assets.
[5]	For further information, see Note 4.c